Senior Convertible Notes Payable - Rolls forward the convertible notes payable (Details) - USD ($)				6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 24, 2020	Mar. 23, 2020	Aug. 31, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Gross Principal
Balance at August 31, 2019			$ 6,808,000			$ 6,808,000	$ 10,000,000
Repayments in cash					$ (1,240,000)	(436,000)
Conversions to common shares					(6,060,000)	(8,395,000)
Issuance of Notes Payable, Gross Principle						5,639,000
Notes issued - December 2019 exchange				$ 267,000
Additional notes issued - March 2020 exchange					166,000
Interest capitalized - March 2020 exchange					59,000
Amortization of Interest Expense
Ending Balance at August 31, 2019, Gross Principal						6,808,000
Less Current Gross Principal Amount						(6,808,000)
Ending Long-term Balance at May 31, 2020, Gross Principal
Deferred Financing Costs
Beginning Balance at August 31, 2018, Deferred Financing Costs							(617,000)
Balance at August 31, 2019						(344,000)
Repayments in cash
Conversions to common shares					89,000
Acceleration of discount and deferred financing cost - extinguishment					88,000
Amortization of Interest Expense					167,000	758,000
Ending Balance At August 31, 2019, Deferred Financing Costs						(344,000)
Issuance of Notes Payable, Deferred Financing Costs						(485,000)
Less Current Amount, Deferred Financing Costs						344,000
Ending Long-term Balance at August 31, 2019, Deferred Financing Costs
Note Discount
Beginning Balance at August 31, 2019, Note Discount							(3,212,000)
Balance at August 31, 2019						(3,113,000)
Repayments in cash
Conversions to common shares					3,402,000
Additional note discount issued - December 2019 exchange				(467,000)
Acceleration of discount and deferred financing cost - extinguishment					960,000
Additional note discount issued - March 2020 exchange	$ 2,825,000	$ 2,825,000			(2,825,000)
Amortization of Interest Expense					2,043,000	4,849,000
Ending Balance at May 31, 2020, Note Discount						(3,113,000)
Issuance of Notes Payable						(4,750,000)
Less Current Amount, Note Discount						3,113,000
Long-term Balance at August 31, 2019, Note Discount
Net
Beginning Balance at August 31, 2019, Net							$ 6,171,000
Balance at August 31, 2019						3,351,000
Repayments in cash					(1,240,000)	(436,000)
Issuance of Notes Payable, Net						404,000
Conversions to common shares					(2,569,000)	(8,395,000)
Notes issued - December 2019 exchange				267,000
Additional note discount issued - December 2019 exchange				$ (467,000)
Acceleration of discount and deferred financing cost - extinguishment					1,048,000
Additional notes issued - March 2020 exchange					166,000
Interest capitalized - March 2020 exchange					59,000
Additional note discount issued - March 2020 exchange					(2,825,000)
Amortization of Interest Expense					$ 2,210,000	5,607,000
Ending Balance at May 31, 2020, Net						3,351,000
Less Curent Amount, Net						(3,351,000)
Ending Long Term Balance at August 31, 2019, net